DEBENTURES (Schedule of Maturities of Debentures) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debentures Series D [Member]
Debt Instrument [Line Items]
Interest rate	8.00%
Repayments in 2013	$ 5,823
Repayments in 2014	5,823
Repayments in 2015	5,823
Repayments in 2016	5,823
2010 Debentures Series F [Member]
Debt Instrument [Line Items]
Interest rate	7.80%
Repayments in 2013
Repayments in 2014
Repayments in 2015	50,954
Repayments in 2016	50,954
Jazz New Notes [Member]
Debt Instrument [Line Items]
Interest rate	8.00%
Repayments in 2013
Repayments in 2014
Repayments in 2015	74,585
Repayments in 2016
Convertible Debt [Member]
Debt Instrument [Line Items]
Repayments in 2013	5,823
Repayments in 2014	5,823
Repayments in 2015	131,362
Repayments in 2016	$ 56,777